Note 10 - Intangible Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Impairment of Intangible Assets (Excluding Goodwill)	$ 0	$ 0
Finite-Lived Intangible Assets Acquired	257,934
Assets Acquired, Not a Business [Member]
Finite-Lived Intangible Assets Acquired	$ 2,798